UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2861

Fidelity Money Market Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders

Fidelity Money Market Trust Retirement Government Money Market II Portfolio (formerly Retirement Money Market) Semi-Annual Report February 29, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/29/16	% of fund's investments 8/31/15	% of fund's investments 2/28/15
1 - 7	21.4	27.5	36.3
8 - 30	29.9	24.0	27.9
31 - 60	22.6	19.1	7.6
61 - 90	13.6	10.1	8.7
91 - 180	11.0	13.7	17.4
> 180	1.5	5.6	2.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	2/29/16	8/31/15	2/28/15
Retirement Government Money Market II Portfolio	45 Days	54 Days	42 Days
All Taxable Money Market Funds Average(a)	39 Days	36 Days	43 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	2/29/16	8/31/15	2/28/15
Retirement Government Money Market II Portfolio	94 Days	96 Days	68 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of February 29, 2016
Treasury Debt	8.0%
Government Agency Debt	75.3%
Repurchase Agreements	17.9%
Net Other Assets (Liabilities)*	(1.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015
Certificates of Deposit	38.8%
Commercial Paper	7.9%
Variable Rate Demand Notes (VRDNs)	0.2%
Other Notes	1.4%
Treasury Debt	5.5%
Government Agency Debt	26.3%
Other Instruments	5.1%
Repurchase Agreements	15.7%
Net Other Assets (Liabilities)*	(0.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	2/29/16	11/30/15	8/31/15	5/31/15	2/28/15
Retirement Government Money Market II Portfolio	0.01%	0.01%	0.01%.	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 29, 2016, the most recent period shown in the table, would have been -0.02%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 8.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bills
6/30/16 to 8/18/16	0.43 to 0.57%	$130,000	$129,741
U.S. Treasury Bonds
5/15/16	0.38 to 0.44	295,000	299,150
U.S. Treasury Notes
3/31/16 to 7/31/16	0.30 to 0.57	444,000	446,283
TOTAL TREASURY DEBT
(Cost $875,174)			875,174

Government Agency Debt - 75.3%
Federal Agencies - 75.3%
Fannie Mae
4/6/16 to 8/18/16	0.38 to 0.49	236,000	235,687
Federal Farm Credit Bank
7/6/16	0.37 (b)	11,000	11,000
Federal Home Loan Bank
3/1/16 to 3/7/17	0.18 to 0.60 (b)(c)	7,478,238	7,476,781
Freddie Mac
3/21/16 to 3/9/17	0.37 to 0.75 (b)	548,000	547,999
TOTAL GOVERNMENT AGENCY DEBT
(Cost $8,271,467)			8,271,467

Government Agency Repurchase Agreement - 16.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.32% dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #	$720,202	$720,196
With:
BNP Paribas Securities Corp. at 0.35%, dated:
1/8/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $28,639,057, 0.00% - 8.50%, 3/17/16 - 8/15/56)	28,016	28,000
1/13/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $57,258,926, 0.00% - 8.50%, 8/31/16 - 2/25/46)	56,033	56,000
1/21/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $28,571,169, 0.00% - 7.25%, 3/03/16 - 2/01/46)	28,016	28,000
Citibank NA at:
0.32%, dated 2/23/16 due 3/1/16 (Collateralized by U.S. Treasury Obligations valued at $12,360,300, 0.50% - 1.38%, 7/31/16 - 2/15/44)	12,001	12,000
0.33%, dated 2/23/16 due 3/1/16 (Collateralized by U.S. Treasury Obligations valued at $74,470,872, 0.13% - 2.88%, 4/15/18 - 8/15/45)	73,005	73,000
ING Financial Markets LLC at:
0.41%, dated:
1/14/16 due 4/4/16:
(Collateralized by U.S. Government Obligations valued at $22,453,644, 3.50% 8/01/45)	22,022	22,000
(Collateralized by U.S. Government Obligations valued at $16,332,012, 3.50%, 9/01/42)	16,016	16,000
(Collateralized by U.S. Government Obligations valued at $22,451,915, 3.50% - 4.50%, 11/01/26 - 8/01/45)	22,023	22,000
(Collateralized by U.S. Government Obligations valued at $20,412,044, 4.50%, 11/01/26)	20,021	20,000
(Collateralized by U.S. Government Obligations valued at $28,578,304, 3.50%, 8/01/45)	28,029	28,000
(Collateralized by U.S. Government Obligations valued at $16,332,012, 3.50%, 9/01/42)	16,017	16,000
1/20/16 due 4/4/16 (Collateralized by U.S. Government Obligations valued at $17,350,784, 3.50% - 4.50%, 11/01/26 - 9/01/42)	17,017	17,000
0.43%, dated:
2/17/16 due 4/4/16 (Collateralized by U.S. Government Obligations valued at $12,242,147, 3.50%, 9/01/42)	12,013	12,000
2/23/16 due 4/1/16 (Collateralized by U.S. Government Obligations valued at $7,140,850, 3.50%, 8/01/42)	7,003	7,000
2/24/16 due 4/4/16 (Collateralized by U.S. Government Obligations valued at $12,242,147, 3.50%, 9/01/42)	12,013	12,000
Merrill Lynch, Pierce, Fenner & Smith at 0.36%, dated 2/18/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $75,489,058, 2.23% - 2.64%, 8/01/42 - 1/01/46)	74,044	74,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.38%, dated 2/12/16 due 4/15/16 (Collateralized by U.S. Government Obligations valued at $24,484,651, 2.26% - 4.50%, 11/01/23 - 7/20/45)	24,016	24,000
0.39%, dated 2/19/16 due 4/19/16 (Collateralized by U.S. Government Obligations valued at $32,643,890, 2.17% - 5.50%, 11/01/23 - 2/01/46)	32,021	32,000
0.4%, dated:
1/4/16 due 3/4/16 (Collateralized by U.S. Government Obligations valued at $25,516,150, 2.37% - 6.04%, 11/01/23 - 1/01/46)	25,017	25,000
2/1/16 due 4/5/16 (Collateralized by U.S. Government Obligations valued at $30,609,860, 2.02% - 5.00%, 8/01/28 - 12/20/45)	30,021	30,000
2/2/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $21,426,728, 0.63% - 4.50%, 11/01/23 - 5/01/45)	21,015	21,000
0.45%, dated 1/8/16 due 4/8/16 (Collateralized by U.S. Government Obligations valued at $26,537,570, 1.75% - 5.75%, 8/01/24 - 2/01/46)	26,030	26,000
Mizuho Securities U.S.A., Inc. at 0.4%, dated 2/10/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $25,506,128, 0.00% - 0.85%, 11/10/16 - 8/08/18)	25,025	25,000
RBC Capital Markets Corp. at:
0.35%, dated:
9/8/15 due 3/2/16 (Collateralized by U.S. Government Obligations valued at $24,521,651, 2.37% - 5.50%, 10/01/28 - 2/01/46)	24,041	24,000
9/9/15 due 3/3/16 (Collateralized by U.S. Government Obligations valued at $52,315,450, 2.25% - 5.50%, 3/01/29 - 1/01/46)	51,087	51,000
9/15/15 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $27,639,290, 2.39% - 5.50%, 1/15/26 - 2/01/46)	27,047	27,000
0.36%, dated:
2/9/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $25,505,355, 2.01% - 4.87%, 2/01/28 - 3/01/46)	25,016	25,000
2/10/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $25,505,100, 2.25% - 4.00%, 3/01/27 - 2/01/46)	25,016	25,000
2/11/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $25,504,845, 2.66% - 4.00%, 4/01/35 - 3/01/46)	25,017	25,000
0.39%, dated:
2/16/16 due 3/7/16:
(Collateralized by U.S. Government Obligations valued at $25,503,968, 2.41% - 4.87%, 3/01/29 - 12/01/45)	25,024	25,000
(Collateralized by U.S. Government Obligations valued at $25,539,481, 1.75% - 4.87%, 10/01/28 - 1/01/46)	25,024	25,000
(Collateralized by U.S. Government Obligations valued at $25,503,592, 2.25% - 4.87%, 3/01/29 - 1/01/46)	25,024	25,000
(Collateralized by U.S. Government Obligations valued at $13,266,445, 2.00% - 4.00%, 7/20/37 - 3/01/46)	13,013	13,000
Wells Fargo Securities, LLC at:
0.33%, dated 2/23/16 due 3/1/16 (Collateralized by U.S. Government Obligations valued at $74,464,778, 4.00%, 9/01/45 - 1/01/46)	73,005	73,000
0.34%, dated 2/25/16 due 3/3/16 (Collateralized by U.S. Government Obligations valued at $12,240,578, 4.00%, 1/01/46)	12,001	12,000
0.45%, dated:
1/6/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $17,351,922, 4.00%, 12/01/45 - 3/01/46)	17,019	17,000
1/7/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $38,786,163, 4.00%, 11/01/45 - 1/01/46)	38,043	38,000
1/11/16 due 4/11/16 (Collateralized by U.S. Government Obligations valued at $11,227,014, 4.00%, 1/01/46)	11,013	11,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,762,196)		1,762,196

Treasury Repurchase Agreement - 1.9%
With:
BMO Harris Bank NA at:
0.33%, dated 1/15/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $79,433,952, 2.13%, 8/15/21)	78,052	78,000
0.34%, dated 2/10/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $28,142,434, 1.88% - 4.00%, 8/15/18 - 6/30/20)	28,019	28,000
Mizuho Securities U.S.A., Inc. at:
0.31%, dated 2/26/16 due 3/4/16 (Collateralized by U.S. Treasury Obligations valued at $55,018,824, 2.00% , 5/31/21)	54,003	54,000
0.32%, dated 2/29/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $22,451,673, 2.00%, 2/15/22)	22,001	22,000
0.33%, dated 2/25/16 due 3/3/16 (Collateralized by U.S. Treasury Obligations valued at $22,390,838, 2.00%, 5/31/21)	22,001	22,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $204,000)		204,000
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $11,112,837)		11,112,837
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(130,048)
NET ASSETS - 100%		$10,982,789

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$720,196,000 due 3/01/16 at 0.32%	(Amounts in thousands)
BNP Paribas Securities Corp.	$90,150
BNY Mellon Capital Markets LLC	15,458
Credit Agricole CIB New York Branch	68,045
Credit Suisse Securities (USA) LLC	147,415
HSBC Securities (USA), Inc.	223
J.P. Morgan Securities, Inc.	67,862
Mizuho Securities USA, Inc.	23,712
Societe Generale	65,819
Wachovia Bank NA	17,776
Wells Fargo Securities LLC	223,736
$720,196

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,966,196) — See accompanying schedule: Unaffiliated issuers (cost $11,112,837)		$11,112,837
Receivable for fund shares sold		20,078
Interest receivable		11,382
Other receivables		296
Total assets		11,144,593
Liabilities
Payable for investments purchased
Regular delivery	$47,992
Delayed delivery	31,996
Payable for fund shares redeemed	78,036
Accrued management fee	3,483
Other affiliated payables	2
Other payables and accrued expenses	295
Total liabilities		161,804
Net Assets		$10,982,789
Net Assets consist of:
Paid in capital		$10,983,103
Undistributed net investment income		178
Accumulated undistributed net realized gain (loss) on investments		(492)
Net Assets, for 10,981,340 shares outstanding		$10,982,789
Net Asset Value, offering price and redemption price per share ($10,982,789 ÷ 10,981,340 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$16,682
Expenses
Management fee	$24,373
Independent trustees' compensation	25
Total expenses before reductions	24,398
Expense reductions	(8,295)	16,103
Net investment income (loss)		579
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		88
Total net realized gain (loss)		88
Net increase in net assets resulting from operations		$667

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$579	$1,213
Net realized gain (loss)	88	128
Net increase in net assets resulting from operations	667	1,341
Distributions to shareholders from net investment income	(579)	(1,217)
Distributions to shareholders from net realized gain	(580)	–
Total distributions	(1,159)	(1,217)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	5,886,904	10,311,962
Reinvestment of distributions	1,158	1,216
Cost of shares redeemed	(6,839,818)	(11,090,647)
Net increase (decrease) in net assets and shares resulting from share transactions	(951,756)	(777,469)
Total increase (decrease) in net assets	(952,248)	(777,345)
Net Assets
Beginning of period	11,935,037	12,712,382
End of period (including undistributed net investment income of $178 and undistributed net investment income of $178, respectively)	$10,982,789	$11,935,037

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Retirement Government Money Market II Portfolio

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–A	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.28%E	.27%	.24%	.31%	.38%	.37%
Expenses net of all reductions	.28%E	.27%	.24%	.31%	.38%	.37%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$10,983	$11,935	$12,712	$14,006	$14,660	$15,792

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Retirement Government Money Market II Portfolio (formerly Retirement Money Market) (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$11,112,837

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $8,295.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by twenty two dollars.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Actual	.28%	$1,000.00	$1,000.10	$1.39
Hypothetical-C		$1,000.00	$1,023.47	$1.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Government Money Market II Portfolio (f/n/a Fidelity Retirement Money Market Portfolio)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Other Matters.  The Board noted that it had approved, subject to shareholder approval, a proposal to modify the fund's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. The Board also noted that, if approved by shareholders, the fund will make other changes necessary to operate as a government money market fund, including (i) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Fidelity Retirement Government Money Market II Portfolio." If approved by shareholders, it is currently anticipated that the changes discussed above will take effect in the fourth quarter of 2015.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Retirement Money Market Portfolio

The Board noted that the fund's hypothetical net management fee rate ranked equal to the median of its Total Mapped Group and above the median of its ASPG for 2014. The Board noted that Lipper classifies the fund as institutional since the fund is only available through retirement plans, but that, because the fund is effectively sold to plan participants, has no investment minimum, and provides a range of services similar to retail funds, FMR believes the fund is more comparable to the retail money market universe. The Board further noted that when compared to an ASPG comprised of retail taxable money market funds, the fund's hypothetical net management fee rate ranked below the median of the ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity may recover a portion of waived fees under certain circumstances. The fund's total expense ratio ranked above the median for 2014 because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be. Excluding fee waivers, the total expense ratio of the fund ranked below the median when compared to the retail money market universe.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on October 5, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 2

To modify the fund's fundamental concentration policy.
	# of Votes	% of Votes
Affirmative	4,746,455,620.09	79.045
Against	425,894,111.92	7.093
Abstain	832,191,855.36	13.858
Broker Non-Votes	282,088.11	0.004
TOTAL	6,004,823,675.48	100.000

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Fidelity Money Market Trust Retirement Government Money Market Portfolio Semi-Annual Report February 29, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/29/16	% of fund's investments 8/31/15	% of fund's investments 2/28/15
1 - 7	26.1	37.4	50.6
8 - 30	27.1	30.3	13.2
31 - 60	22.3	12.9	9.2
61 - 90	17.0	7.7	6.6
91 - 180	6.5	11.7	14.8
> 180	1.0	0.0	5.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	2/29/16	8/31/15	2/28/15
Retirement Government Money Market Portfolio	40 Days	31 Days	48 Days
All Taxable Money Market Funds Average(a)	39 Days	36 Days	43 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	2/29/16	8/31/15	2/28/15
Retirement Government Money Market Portfolio	91 Days	83 Days	100 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of February 29, 2016
Treasury Debt	3.7%
Government Agency Debt	76.6%
Repurchase Agreements	20.9%
Net Other Assets (Liabilities)*	(1.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015
Treasury Debt	0.7%
Government Agency Debt	48.5%
Repurchase Agreements	51.3%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	2/29/16	11/30/15	8/31/15	5/31/15	2/28/15
Retirement Government Money Market Portfolio	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 29, 2016, the most recent period shown in the table, would have been -0.03%.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 3.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 3.7%
U.S. Treasury Bills
7/7/16	0.50%	$15,175	$15,148
U.S. Treasury Bonds
5/15/16	0.38 to 0.39	70,000	70,988
U.S. Treasury Notes
4/30/16	0.30	35,000	35,134
TOTAL TREASURY DEBT
(Cost $121,270)			121,270

Government Agency Debt - 76.6%
Federal Agencies - 76.6%
Fannie Mae
8/18/16	0.49	14,000	13,968
Federal Farm Credit Bank
6/29/16 to 2/10/17	0.43 to 0.45 (b)	37,000	37,016
Federal Home Loan Bank
3/1/16 to 3/30/17	0.18 to 0.60 (b)(c)	2,300,275	2,299,682
Freddie Mac
3/7/16 to 3/9/17	0.37 to 0.75 (b)	126,000	125,994
TOTAL GOVERNMENT AGENCY DEBT
(Cost $2,476,660)			2,476,660

Government Agency Repurchase Agreement - 18.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.32% dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #	$290,928	$290,925
With:
BNP Paribas Securities Corp. at 0.35%, dated:
1/8/16 due 3/7/16(Collateralized by U.S. Treasury Obligations valued at $8,212,835, 0.00% - 6.88%, 10/19/16 - 8/15/43)	8,005	8,000
1/13/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $16,386,708, 0.00% - 6.50%, 10/19/16 - 1/15/51)	16,009	16,000
1/21/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $8,177,328, 0.00% - 6.63%, 3/03/16 - 3/25/46)	8,004	8,000
Citibank NA at:
0.32%, dated 2/23/16 due 3/1/16 (Collateralized by U.S. Treasury Obligations valued at $4,120,170, 0.50% - 1.38%, 7/31/16 - 2/15/44)	4,000	4,000
0.33%, dated 2/23/16 due 3/1/16 (Collateralized by U.S. Treasury Obligations valued at $22,661,292, 0.13% - 3.50%, 7/31/16 - 8/15/45)	22,001	22,000
ING Financial Markets LLC at:
0.41%, dated:
1/14/16 due 4/4/16:
(Collateralized by U.S. Government Obligations valued at $6,123,957, 3.50%, 8/01/42)	6,006	6,000
(Collateralized by U.S. Government Obligations valued at $5,103,297, 3.50%, 8/01/42)	5,005	5,000
(Collateralized by U.S. Government Obligations valued at $6,123,957, 3.50%, 8/01/42)	6,006	6,000
(Collateralized by U.S. Government Obligations valued at $6,123,957, 3.50%, 8/01/42)	6,006	6,000
(Collateralized by U.S. Government Obligations valued at $8,165,137, 3.50%, 8/01/42 - 9/01/42)	8,008	8,000
(Collateralized by U.S. Government Obligations valued at $5,103,297, 3.50%, 8/01/42)	5,005	5,000
1/20/16 due 4/4/16 (Collateralized by U.S. Government Obligations valued at $5,103,297, 3.50%, 8/01/42)	5,005	5,000
0.43%, dated:
2/17/16 due 4/4/16 (Collateralized by U.S. Government Obligations valued at $4,082,638, 3.50%, 8/01/42)	4,004	4,000
2/23/16 due 4/1/16 (Collateralized by U.S. Government Obligations valued at $2,041,744, 3.50%, 12/01/42)	2,001	2,000
2/24/16 due 4/4/16 (Collateralized by U.S. Government Obligations valued at $4,083,488, 3.50%, 12/01/42)	4,004	4,000
Merrill Lynch, Pierce, Fenner & Smith at 0.36%, dated 2/18/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $22,442,693, 2.11%, 9/01/43)	22,013	22,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.38%, dated 2/12/16 due 4/15/16 (Collateralized by U.S. Government Obligations valued at $7,141,357, 2.41% - 4.50%, 11/01/23 - 12/20/45)	7,005	7,000
0.39%, dated 2/19/16 due 4/19/16 (Collateralized by U.S. Government Obligations valued at $9,181,094, 2.43% - 4.50%, 1/01/30 - 7/20/45)	9,006	9,000
0.4%, dated:
1/4/16 due 3/4/16 (Collateralized by U.S. Treasury Obligations valued at $7,144,547, 2.63% - 4.00%, 11/15/20 - 12/01/45)	7,005	7,000
2/1/16 due 4/5/16 (Collateralized by U.S. Government Obligations valued at $9,182,958, 2.54% - 4.50%, 8/01/28 - 10/20/44)	9,006	9,000
2/2/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $6,121,904, 2.37% - 8.50%, 2/15/20 - 2/01/46)	6,004	6,000
0.45%, dated 1/8/16 due 4/8/16 (Collateralized by U.S. Government Obligations valued at $7,144,730, 2.26% - 4.50%, 11/01/23 - 4/01/45)	7,008	7,000
Mizuho Securities U.S.A., Inc. at 0.4%, dated 2/10/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $8,162,189, 0.62%, 8/08/18)	8,008	8,000
RBC Capital Markets Corp. at:
0.35%, dated:
9/8/15 due 3/2/16 (Collateralized by U.S. Government Obligations valued at $7,153,888, 0.00% - 5.00%, 3/01/29 - 9/20/63)	7,012	7,000
9/9/15 due 3/3/16 (Collateralized by U.S. Government Obligations valued at $14,309,867, 0.00% - 4.87%, 10/01/28 - 9/20/63)	14,024	14,000
9/15/15 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $7,167,083, 1.50% - 4.87%, 4/01/27 - 9/20/63)	7,012	7,000
0.36%, dated:
2/9/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $8,161,715, 2.21% - 4.87%, 9/01/26 - 2/01/46)	8,005	8,000
2/10/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $8,161,632, 3.00% - 4.00%, 3/01/29 - 2/01/46)	8,005	8,000
2/11/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $8,161,551, 4.00%, 11/01/45)	8,005	8,000
0.39%, dated:
2/16/16 due 3/7/16:
(Collateralized by U.S. Government Obligations valued at $7,141,083, 2.22% - 4.87%, 3/01/29 - 2/01/46)	7,007	7,000
(Collateralized by U.S. Government Obligations valued at $7,141,094, 0.79% - 4.87%, 3/01/29 - 2/01/46)	7,007	7,000
2/17/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $7,141,325, 0.79% - 7.00%, 9/15/21 - 2/01/46)	7,007	7,000
2/18/16 due 3/7/16 (Collateralized by U.S. Government Obligations valued at $4,080,546, 2.50% - 4.00%, 1/25/43 - 9/20/63)	4,004	4,000
Wells Fargo Securities, LLC at:
0.33%, dated 2/23/16 due 3/1/16 (Collateralized by U.S. Government Obligations valued at $22,441,441, 4.00%, 10/01/45 - 11/01/45)	22,001	22,000
0.34%, dated 2/25/16 due 3/3/16 (Collateralized by U.S. Government Obligations valued at $4,080,193, 4.00%, 11/01/45)	4,000	4,000
0.45%, dated:
1/6/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $5,103,506, 3.50% - 8.00%, 10/15/23 - 12/15/41)	5,006	5,000
1/7/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $11,227,574, 4.00%, 11/01/45 - 12/01/45)	11,013	11,000
1/11/16 due 4/11/16 (Collateralized by U.S. Government Obligations valued at $3,061,914, 4.00%, 1/01/46)	3,003	3,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $596,925)		596,925

Treasury Repurchase Agreement - 2.4%
With:
BMO Harris Bank NA at:
0.33%, dated 1/15/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $23,583,997, 2.50%, 5/15/24)	23,015	23,000
0.34%, dated 2/10/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $8,164,953, 1.88%, 6/30/20)	8,005	8,000
0.35%, dated:
2/17/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $9,220,233, 1.75%, 10/31/20)	9,007	9,000
2/22/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $4,104,066, 2.00%, 11/15/21)	4,003	4,000
BNP Paribas Securities Corp. at 0.32%, dated 1/8/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $7,143,378, 0.00% - 8.50%, 3/03/16 - 5/15/30)	7,004	7,000
Mizuho Securities U.S.A., Inc. at:
0.31%, dated 2/26/16 due 3/4/16 (Collateralized by U.S. Treasury Obligations valued at $16,321,929, 2.00%, 11/30/20)	16,001	16,000
0.32%, dated 2/29/16 due 3/7/16 (Collateralized by U.S. Treasury Obligations valued at $6,124,125, 2.00%, 2/15/22)	6,000	6,000
0.33%, dated 2/25/16 due 3/3/16 (Collateralized by U.S. Treasury Obligations valued at $6,108,009, 2.00%, 5/31/21)	6,000	6,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $79,000)		79,000
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $3,273,855)		3,273,855
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(40,350)
NET ASSETS - 100%		$3,233,505

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$290,925,000 due 3/01/16 at 0.32%	(Amounts in thousands)
BNP Paribas Securities Corp.	$36,416
BNY Mellon Capital Markets LLC	6,244
Credit Agricole CIB New York Branch	27,487
Credit Suisse Securities (USA) LLC	59,549
HSBC Securities (USA), Inc.	90
J.P. Morgan Securities, Inc.	27,413
Mizuho Securities USA, Inc.	9,579
Societe Generale	26,588
Wells Fargo Bank NA	7,181
Wells Fargo Securities LLC	90,378
$290,925

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $675,925) — See accompanying schedule: Unaffiliated issuers (cost $3,273,855)		$3,273,855
Cash		3
Receivable for fund shares sold		6,011
Interest receivable		2,366
Total assets		3,282,235
Liabilities
Payable for investments purchased
Regular delivery	$13,998
Delayed delivery	18,999
Payable for fund shares redeemed	14,725
Accrued management fee	1,007
Other affiliated payables	1
Total liabilities		48,730
Net Assets		$3,233,505
Net Assets consist of:
Paid in capital		$3,233,426
Accumulated undistributed net realized gain (loss) on investments		79
Net Assets, for 3,232,955 shares outstanding		$3,233,505
Net Asset Value, offering price and redemption price per share ($3,233,505 ÷ 3,232,955 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Interest		$3,958
Expenses
Management fee	$6,877
Independent trustees' compensation	7
Total expenses before reductions	6,884
Expense reductions	(3,089)	3,795
Net investment income (loss)		163
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		52
Total net realized gain (loss)		52
Net increase in net assets resulting from operations		$215

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$163	$330
Net realized gain (loss)	52	2
Net increase in net assets resulting from operations	215	332
Distributions to shareholders from net investment income	(163)	(330)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,978,532	3,463,093
Reinvestment of distributions	163	330
Cost of shares redeemed	(1,955,044)	(3,599,112)
Net increase (decrease) in net assets and shares resulting from share transactions	23,651	(135,689)
Total increase (decrease) in net assets	23,703	(135,687)
Net Assets
Beginning of period	3,209,802	3,345,489
End of period	$3,233,505	$3,209,802

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Retirement Government Money Market Portfolio

	Six months ended (Unaudited)	Years ended August 31,
February 29,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.23%E	.13%	.11%	.17%	.17%	.21%
Expenses net of all reductions	.23%E	.13%	.11%	.17%	.17%	.21%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,234	$3,210	$3,345	$3,988	$4,000	$4,499

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Retirement Government Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$3,273,855

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $19,033 and the weighted average interest rate was 0.16% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $3,086.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $3.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Actual	.23%	$1,000.00	$1,000.00	$1.14
Hypothetical-C		$1,000.00	$1,023.72	$1.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Government Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Retirement Government Money Market Portfolio

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2014. The Board noted that Lipper classifies the fund as institutional since the fund is only available through retirement plans, but that, because the fund is effectively sold to plan participants, has no investment minimum, and provides a range of services similar to retail funds, FMR believes the fund is more comparable to the retail money market universe. The Board further noted that when compared to an ASPG comprised of retail taxable money market funds, the fund's hypothetical net management fee rate ranked below the median of the ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity may recover a portion of waived fees under certain circumstances. The fund's total expense ratio ranked above the median for 2014 because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be. Excluding fee waivers, the total expense ratio of the fund ranked below the median when compared to the retail money market universe.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

RGM-SANN-0416
1.700932.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 22, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 22, 2016